Liquidity	6 Months Ended
Jun. 30, 2026
Liquidity [Abstract]
LIQUIDITY

Note 2 — LIQUIDITY

As of December 31, 2025, and June 30, 2026, the Company’s cash balances amounted to approximately S$3,807,796 and S$ 1,724,107 ($1,332,283) respectively, and the Company’s current assets were S$9,919,477 and S$9,298,443 ($7,185,258), respectively, and the Company’s current liabilities were S$2,939,244 and S$2,635,285 ($2,036,386), respectively. For the six months ended June 30, 2025 and 2026, the Company generated net loss of S$508,113 and net loss of S$315,197 ($243,566), respectively. For the six months ended June 30, 2025 and 2026, the operating cash outflow were S$1,516,162 and S$2,100,618 ($1,623,226), respectively. The increase was primarily attributable to an increase in contract assets of approximately S$1.09 million, compared with a decrease of approximately S$0.60 million in the prior-year period, and an increase in prepaid expenses and other current assets of approximately S$0.51 million, compared with approximately S$0.10 million in the prior-year period. These effects were partially offset by a smaller decrease in accounts payable of approximately S$0.21 million, compared with approximately S$1.34 million in the prior-year period, and a lower net loss of approximately S$0.32 million, compared with approximately S$0.51 million in the prior-year period. The increase in prepaid expenses and other current assets primarily included refundable advance payments made under strategic M&A advisory arrangements.

In assessing the Company’s liquidity, the management believes that the Company’s current cash and working capital will be sufficient to support the Company’s continuous operations and meet the Company’s third parties’ payment obligations when liabilities fall due within the next 12 months from the date of issuance of the unaudited condensed consolidated financial statements.

The Company’s liquidity needs are primarily driven by working capital requirements and operating expense obligations. As of the date of this report, the Company has funded its operations principally through its successful initial public offering in 2024 and a private placement in 2025. The Company has initiated efforts to optimize its operating cycle and enhance the timing and efficiency of collections from customers. Based on management’s current forecasts, the Company expects cash outflows from operating activities to decline significantly over the next twelve months as working capital management improves and operating efficiencies are realized.

As of December 31, 2025, and June 30, 2026, the Company’s outstanding loans and borrowings amounted to S$576,751 and S$470,137 ($363,293), respectively, with annual interest rates ranging from 2.75% to 8.80% and repayment periods of between one to three years.

The Company believes that the Company’s current cash, loans from banks, the net proceeds from the Company’s initial public offering, the private placement and improved working capital management from operations will be sufficient to meet the Company’s working capital needs in the next 12 months from the date the unaudited condensed consolidated financial statements are issued. However, if the Company experiences an adverse operating environment or incurs unanticipated capital expenditures, or if the Company decides to accelerate growth beyond the Company’s initial expectations, then additional financing may be required. No assurance can be provided, however, that additional financing, if necessary, would be available at all or on favorable terms. Such financing may include the use of additional debt or the sale of additional equity securities. Any financing which involves the sale of securities or instruments that are convertible into equity securities could result in immediate and possibly significant dilution to the Company’s existing shareholders.

Based on the management’s assessment of the future liquidity and performance of the Company, the Company believes that the current cash and cash flows generated from the Company’s future operating will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the unaudited condensed consolidated financial statements.